UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a)

Overlay Shares ETFs

Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Small Cap Equity ETF (OVS)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Hedged Large Cap Equity ETF (OVLH)
Overlay Shares Core Bond ETF (OVB)
Overlay Shares Short Term Bond ETF (OVT)
Overlay Shares Municipal Bond ETF (OVM)

ANNUAL REPORT

August 31, 2023

Overlay Shares ETFs

Table of Contents

Shareholder Letter (Unaudited)	2
Performance Overviews (Unaudited)	6
Schedules of Investments and Written Options	9
Overlay Shares Large Cap Equity ETF	9
Overlay Shares Small Cap Equity ETF	11
Overlay Shares Foreign Equity ETF	13
Overlay Shares Hedged Large Cap Equity ETF	15
Overlay Shares Core Bond ETF	17
Overlay Shares Short Term Bond ETF	19
Overlay Shares Municipal Bond ETF	21
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	27
Overlay Shares Large Cap Equity ETF	27
Overlay Shares Small Cap Equity ETF	28
Overlay Shares Foreign Equity ETF	29
Overlay Shares Hedged Large Cap Equity ETF	30
Overlay Shares Core Bond ETF	31
Overlay Shares Short Term Bond ETF	32
Overlay Shares Municipal Bond ETF	33
Financial Highlights	34
Notes to Financial Statements	40
Report of Independent Registered Public Accounting Firm	52
Board Consideration and Approval of Advisory Agreement (Unaudited)	54
Shareholder Expense Example (Unaudited)	58
Review of Liquidity Risk Management Program (Unaudited)	60
Board of Trustees and Officers (Unaudited)	61
Supplemental Information (Unaudited)	64
Privacy Policy (Unaudited)	65

Overlay Shares ETFs

Shareholder Letter

August 31, 2023 (Unaudited)

In the fiscal year ending August 31, 2023, risk assets recovered sharply as investors became increasingly comfortable with the ability of the economy to withstand the sharp rise in interest rates since late 2020. Against this supportive backdrop, The Overlay Strategy that is designed to add incremental return to low-cost passive beta sources gained 1.37% in gross return for the year, causing the funds to compare more favorably to their peers and respective benchmarks.

Fund and Benchmark Annualized Returns
Fund	Fiscal Year 9/1/2022 to 8/31/2023	Since Inception*
OVL NAV Returns	16.19%	13.36%
OVL Market Price Returns	16.02%	13.37%
S&P 500 Total Return Index	15.94%	13.02%
OVS NAV Returns	5.75%	8.74%
OVS Market Price Returns	5.75%	8.76%
S&P SmallCap 600 Total Return Index	5.53%	8.45%
OVF NAV Returns	11.35%	1.46%
OVF Market Price Returns	11.39%	1.50%
MSCI AC World Index ex USA Net Index (USD)	11.89%	4.48%
OVB NAV Returns	-0.63%	-1.14%
OVB Market Price Returns	-0.56%	-1.12%
Bloomberg U.S. Aggregate Bond Index	-1.19%	-1.70%
OVM NAV Returns	2.67%	0.72%
OVM Market Price Returns	2.71%	0.72%
Bloomberg U.S. Municipal Bond Index	1.70%	0.00%
OVT NAV Returns	2.81%	-1.58%
OVT Market Price Returns	2.77%	-1.60%
Bloomberg U.S. 1-5 Year Bond Index	2.26%	-1.37%
OVLH NAV Returns	10.49%	4.86%
OVLH Market Price Returns	10.32%	4.88%
S&P 500 Total Return Index	15.94%	8.45%

Total Expense Ratio for all Funds 0.75%

*	Fund inception dates are 9/30/2019 for OVL, OVS, OVF, OVB, and OVM and 1/14/2021 for OVT and OVLH

You cannot invest directly in an index. Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance would have been lower without fee waivers in effect. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 1-866-704-OVLS. Overlay Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Total Returns are calculated using the daily 4:00pm EST net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

Indexes are unmanaged and the returns shown do not reflect any management fees, transaction costs or expenses. One cannot invest directly in an index. Past performance does not guarantee future results.

Overlay Shares ETFs

Shareholder Letter

August 31, 2023 (Unaudited) (Continued)

The key themes during the course of the fiscal year were as follows:

1.

Inflation/Interest Rate Concerns – Concerns continued relating to the pace of inflation and the FOMC’s ability to contain it without sending the economy into a recession. However, as the fiscal year wore on, the equity markets and other risk assets seemed to gain comfort with these concerns despite continued hawkish rhetoric from the Fed and significant uncertainty as to when interest rate hikes would conclude, and also when eventual rate cuts would start. Interest rates, however, continued to climb as the 5-year Treasury yield jumped from about 3.25% to nearly 4.5% at one point. The yield on the 10-year Treasury yield went from 3.1% to almost 4.1% at the end of the fiscal year.

2.

Economic/Earnings Outlook – Inflation and interest rate dynamics continued to fuel uncertainty around the economy (as higher rates impact spending power and creates more employment uncertainty) and earnings. While earnings reports have generally been fine, the challenge is estimating earnings over the coming years, as a recession could cut into revenues and sticky inflation and interest rates can increase corporate costs, leading to lower earnings and possibly margin compression.

3.

Tightening of Monetary Policy – The big question remains “when will they finish raising interest rates?” The market appears to be pricing in the assumption that they are close to the end of the hiking cycle. However, these assumptions over the past year have underestimated the Fed’s hawkish stance.

4.

Bonds Have Become More Attractive – While bonds still face interest risk should rates continue to move higher, and default risk should we have a recession, bond yields are finally starting to reach levels that many investors find interesting relative to the value in the equity market that appreciated significantly during the fiscal year.

The Overlay Strategy

The returns of the Overlay Shares are based on a combination of the returns of passive index beta exposure and the return generated from our option writing strategy (the “Overlay”). As such, the Overlay is the only active component of the Funds and is managed the same way across all seven of the Overlay Shares. The Overlay aims to generate positive returns in a wide variety of markets. For this fiscal year, overall market volatility compressed, allowing the Strategy to generate a gross incremental return of 1.37% for the Fiscal Year.

Overlay Shares Large Cap Equity ETF (OVL)

The outperformance of the Overlay Strategy led OVL (at NAV) to outperform the S&P 500 Total Return Index in the fiscal year, returning 16.19% compared to 15.94% for the index. This outperformance was driven solely by the gains in the Overlay. The portion of the Fund’s returns driven by the S&P 500 Index were aided by reduced concerns around inflation and higher interest rates. Since inception, the Fund is up 13.36% on an annualized basis versus 13.02% for the index due to the value added by the Overlay.

Overlay Shares Small Cap Equity ETF (OVS)

OVS (at NAV) posted positive returns for the fiscal year, 5.75% compared with 5.53% for the S&P SmallCap 600 Total Return Index. This outperformance was driven solely by the gains in the Overlay. The SmallCap 600 Total Return Index continued to underperform the S&P 500 Index by more than 10% during the fiscal year. Since inception, the Fund is up 8.74% on an annualized basis versus 8.45% for the index due to the value added by the Overlay.

Overlay Shares Foreign Equity ETF (OVF)

OVF (at NAV) underperformed the MSCI AC World Index ex USA Index for the fiscal year, returning 11.35% compared to 11.89%. While the Overlay contributed positively to the Fund, the use of iShares MinVol factor versions of the MSCI EAFE Index (EFAV) and MSCI Emerging Markets Index (EEMV) generate modest underperformance as MinVol strategies were out of favor relative to riskier equity assets. Since inception, the Fund is up 1.46% on an annualized basis versus a positive 4.48% for the index due to the longer-term underpormance on the MinVol factors.

Overlay Shares ETFs

Shareholder Letter

August 31, 2023 (Unaudited) (Continued)

Overlay Shares Core Bond ETF (OVB)

OVB (at NAV) outperformed the Bloomberg U.S. Aggregate Bond Index for the fiscal year, returning -0.63% compared to -1.19% for the index. During the year, bonds continued to experience periods of choppiness due to heightened interest rate volatility resulting from rapidly changing expectations around future inflation and significant changes in monetary policy. Since inception, the Fund is down -1.14% on an annualized basis versus -1.70% for the index due to the value added by the Overlay.

Overlay Shares Municipal Bond ETF (OVM)

OVM (at NAV) outperformed the Bloomberg U.S. Municipal Bond for the fiscal year, returning 2.67% compared to 1.70% for the index. This outperformance was driven primarily by the gains in the Overlay. The underlying municipal bond ETF (iShares National Muni Bond ETF -MUB) outperformed corporate bonds as the tax equivalent yield of munis was more attractive than corporate bonds. Since inception, the Fund is up 0.72% on an annualized basis versus 0.00% for the index due to the value added by the Overlay.

Overlay Shares Short-Term Bond ETF (OVT)

During the Fiscal Year, OVT (at NAV) outperformed the Bloomberg U.S. 1-5 Year Bond Index, returning 2.81% compared to 2.26% for the index. This outperformance was driven mainly by the gains in the Overlay. Given the lower duration of the bonds held, the underlying Vanguard Short-Term Corporate Bond ETF (VCSH) has less sensitivity to changes in interest rates, and as such the Fund experienced less volatility than AGG during this period. The Fund is designed to provide a competitive income stream to investors who are concerned about the risk of rising interest rates. Since inception, the Fund is down -1.58% compared to -1.37% for the index.

Overlay Shares Hedged Large Cap Equity ETF (OVLH)

During the Fiscal Year, OVLH (at NAV) underperformed the S&P 500 Index, returning 10.49% compared to 15.94% for the index. The cost of the hedges and the reduction in their value as the market rose and volatility fell prevented the Fund from performing better during the year. Since inception, the Fund is up 4.86% compared to 8.45% for the index.

Looking forward, the path for the next Fiscal Year will continue to be highly dependent on the impact that inflation and higher interest rates have on the economy and corporate earnings. If history repeats itself, the equity markets may be in a prolonged period of below average volatility that started early in the fiscal year, leading us to be optimistic about the ability for the Strategy to add value over the coming years.

Risk Factors

The Funds invest in options that derive their performance from the performance of the S&P 500 Index. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Funds’ use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option. The Fund may lose significantly more than the premiums it receives in highly volatile market conditions. OVS: Investments made in small-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. OVF: Investing in foreign securities may involve certain additional risks, exchange rate fluctuations, less liquidity, greater volatility and less regulation. OVB and OVT: The Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, call and interest rate risk. As interest rates rise the value of bond prices will decline. OVM: Funds that invest primarily in state-specific municipal obligations of issuers and therefore will be affected by economic, political or other events affecting municipal issuers.

Overlay Shares ETFs

Shareholder Letter

August 31, 2023 (Unaudited) (Continued)

The Funds will invest in short term put options which are financial derivatives that give buyers the right, but not the obligation, to sell (put) an underlying asset at an agreed-upon price and date. The Funds’ use of options may reduce the Funds’ ability to profit from increases in the value of the underlying asset. The Funds could experience a loss or increased volatility if its derivatives do not perform as anticipated or are not correlated with the performance of their underlying asset or if the Funds are unable to purchase or liquidate a position.

OVL, OVS, OVF, OVB and OVM were recently organized 9/30/2019 while OVT and OVLH have an inception date of 1/14/2021. As a result, investors have a limited track record on which to base their investment decision. Investments involve risk including the possible loss of principal.

Overlay Shares ETFs

Performance Overviews

August 31, 2023 (Unaudited)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 8/31/2023)

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2023
Total Returns	1 Year	3 Year	Since Commencement[1]
Overlay Shares Large Cap Equity ETF—NAV	16.19%	10.36%	13.36%
Overlay Shares Large Cap Equity ETF—Market	16.02%	10.20%	13.37%
S&P 500 Total Return Index	15.94%	10.52%	13.02%

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2023
Total Returns	1 Year	3 Year	Since Commencement[1]
Overlay Shares Small Cap Equity ETF—NAV	5.75%	12.30%	8.74%
Overlay Shares Small Cap Equity ETF—Market	5.75%	12.30%	8.76%
S&P SmallCap 600 Total Return Index	5.53%	12.61%	8.45%

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2023
Total Returns	1 Year	3 Year	Since Commencement[1]
Overlay Shares Foreign Equity ETF — NAV	11.35%	1.93%	1.46%
Overlay Shares Foreign Equity ETF — Market	11.39%	2.10%	1.50%
MSCI AC World Index ex USA Net Index (USD)	11.89%	3.99%	4.48%

Overlay Shares ETFs

Performance Overviews

August 31, 2023 (Unaudited) (Continued)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 8/31/2023)

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2023
Total Returns	1 Year	Since Commencement[2]
Overlay Shares Hedged Large Cap Equity ETF—NAV	10.49%	4.86%
Overlay Shares Hedged Large Cap Equity ETF—Market	10.32%	4.88%
S&P 500 Total Return Index	15.94%	8.45%

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2023
Total Returns	1 Year	3 Year	Since Commencement[1]
Overlay Shares Core Bond ETF—NAV	-0.63%	-4.34%	-1.14%
Overlay Shares Core Bond ETF—Market	-0.56%	-4.37%	-1.12%
Bloomberg U.S. Aggregate Bond Index	-1.19%	-4.41%	-1.70%

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2023
Total Returns	1 Year	Since Commencement[2]
Overlay Shares Short Term Bond ETF—NAV	2.81%	-1.58%
Overlay Shares Short Term Bond ETF—Market	2.77%	-1.60%
Bloomberg U.S. Corporate 1-5 Years Total Return Index	2.26%	-1.37%

Overlay Shares ETFs

Performance Overviews

August 31, 2023 (Unaudited) (Continued)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 8/31/2023)

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED AUGUST 31, 2023
Total Returns	1 Year	3 Year	Since Commencement[1]
Overlay Shares Municipal Bond ETF—NAV	2.67%	-0.97%	0.72%
Overlay Shares Municipal Bond ETF—Market	2.71%	-0.92%	0.72%
Bloomberg U.S. Municipal Bond Index	1.70%	-1.32%	0.00%
Bloomberg 1-15 Years Municipal Bond Index	1.68%	-0.88%	0.35%

[1]	The Fund commenced operations on September 30, 2019.

[2]	The Fund commenced operations on January 14, 2021.

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please call (866) 704-6857. You cannot invest directly in an index. Shares are bought and sold at market price (closing price), not net asset value (“NAV”), and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time when the NAV is typically calculated. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all dividends and distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Total Return Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value. The S&P SmallCap 600 Total Return Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The MSCI AC World Index ex USA Index captures large and mid-cap representation across 22 of 23 developed markets countries (excluding the U.S.) and 26 emerging markets countries. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investments grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS (agency and non-agency). The Bloomberg U.S. Corporate 1-5 Years Total Return Index measures the investment grade, fixed-rate, taxable corporate bond market with 1-5 year maturities. The Bloomberg U.S. Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The Bloomberg 1-15 Year Municipal Bond index is the 1-15 year component of the Municipal Bond index, a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year.

Overlay Shares Large Cap Equity ETF

Schedule of Investments

August 31, 2023

	Shares	Value
INVESTMENT COMPANIES — 100.1%
Exchange Traded Funds — 100.1%
Vanguard S&P 500 ETF (a)(b)	381,698	$157,958,083
TOTAL EXCHANGE TRADED FUNDS (Cost $150,251,571)		157,958,083

MONEY MARKET FUNDS — 0.0% (c)
First American Government Obligations Fund - Class X, 5.25% (d)	31,012	31,012
TOTAL MONEY MARKET FUNDS (Cost $31,012)		31,012

	Number of Contracts (e)		Notional Value
PURCHASED OPTIONS — 0.1%
PURCHASED PUT OPTIONS — 0.1%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,400 (f)	69	$65,205	$31,102,854
Expiration: September 2023, Exercise Price: $4,400 (f)	69	56,235	31,102,854
TOTAL PURCHASED OPTIONS (Cost $131,381)		121,440

Total Investments (Cost $150,413,964) — 100.2%		158,110,535
Other Assets and Liabilities, net — (0.2)%		(245,442)
TOTAL NET ASSETS — 100.0%		$157,865,093

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $121,419,791.

(c)	Less than 0.05%.

(d)	The rate shown is the seven-day yield at period end.

(e)	Each contract has a multiplier of 100.

(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Schedule of Written Options

August 31, 2023

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.2)%
WRITTEN PUT OPTIONS — (0.2)%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,460	69	$132,135	$31,102,854
Expiration: September 2023, Exercise Price: $4,460	69	120,750	31,102,854
TOTAL WRITTEN OPTIONS (Premiums Received $254,950)		$252,885

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Investments

August 31, 2023

	Shares	Value
INVESTMENT COMPANIES — 100.0%
Exchange Traded Funds — 100.0%
iShares Core S&P Small-Cap ETF (a)(b)	76,590	$7,718,740
TOTAL EXCHANGE TRADED FUNDS (Cost $7,946,437)		7,718,740

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 5.25% (c)	8,355	8,355
TOTAL MONEY MARKET FUNDS (Cost $8,355)		8,355

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.1%
PURCHASED PUT OPTIONS — 0.1%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,400 (e)	3	$2,835	$1,352,298
Expiration: September 2023, Exercise Price: $4,400 (e)	4	3,260	1,803,064
TOTAL PURCHASED OPTIONS (Cost $6,724)		6,095

Total Investments (Cost $7,961,516) — 100.2%		7,733,190
Other Assets and Liabilities, net — (0.2)%		(18,188)
TOTAL NET ASSETS — 100.0%		$7,715,002

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $2,965,855.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Written Options

August 31, 2023

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.2)%
WRITTEN PUT OPTIONS — (0.2)%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,460	3	$5,745	$1,352,298
Expiration: September 2023, Exercise Price: $4,460	4	7,000	1,803,064
TOTAL WRITTEN OPTIONS (Premiums Received $13,005)		$12,745

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Investments

August 31, 2023

	Shares	Value
INVESTMENT COMPANIES — 100.2%
Exchange Traded Funds — 100.2%
iShares Core MSCI EAFE ETF (a)	201,082	$13,454,397
iShares Core MSCI Emerging Markets ETF (b)	68,141	3,342,997
TOTAL EXCHANGE TRADED FUNDS (Cost $16,460,386)		16,797,394

MONEY MARKET FUNDS — 0.00% (c)
First American Government Obligations Fund - Class X, 5.25% (d)	1,785	1,785
TOTAL MONEY MARKET FUNDS (Cost $1,785)		1,785

	Number of Contracts (e)		Notional Value
PURCHASED OPTIONS — 0.1%
PURCHASED PUT OPTIONS — 0.1%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,400 (f)	7	$6,615	$3,155,362
Expiration: September 2023, Exercise Price: $4,400 (f)	8	6,520	3,606,128
TOTAL PURCHASED OPTIONS (Cost $14,340)		13,135

Total Investments (Cost $16,476,511) — 100.3%		16,812,314
Other Assets and Liabilities, net — (0.3)%		(42,544)
TOTAL NET ASSETS — 100.0%		$16,769,770

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $3,188,900.

(c)	Less than 0.05%.

(d)	The rate shown is the seven-day yield at period end.

(e)	Each contract has a multiplier of 100.

(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Written Options

August 31, 2023

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.2)%
WRITTEN PUT OPTIONS — (0.2)%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,460	7	$13,405	$3,155,362
Expiration: September 2023, Exercise Price: $4,460	8	14,000	3,606,128
TOTAL WRITTEN OPTIONS (Premiums Received $27,784)		$27,405

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Schedule of Investments

August 31, 2023

	Shares	Value
INVESTMENT COMPANIES — 98.2%
Exchange Traded Funds — 98.2%
Vanguard S&P 500 ETF (a)(b)	228,969	$94,754,241
TOTAL EXCHANGE TRADED FUNDS (Cost $85,549,996)		94,754,241

MONEY MARKET FUNDS — 0.8%
First American Government Obligations Fund - Class X, 5.25% (c)	824,821	824,821
TOTAL MONEY MARKET FUNDS (Cost $824,821)		824,821

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 2.1%
PURCHASED PUT OPTIONS — 2.1%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,400	43	$35,045	$19,382,938
Expiration: September 2023, Exercise Price: $4,400	43	40,635	19,382,938
Expiration: November 2023, Exercise Price: $4,150	44	106,040	19,833,704
Expiration: November 2023, Exercise Price: $4,300	44	175,120	19,833,704
Expiration: December 2023, Exercise Price: $4,100	44	140,140	19,833,704
Expiration: December 2023, Exercise Price: $4,300	44	241,560	19,833,704
Expiration: January 2024, Exercise Price: $4,300	44	306,460	19,833,704
Expiration: March 2024, Exercise Price: $4,300	44	418,660	19,833,704
Expiration: June 2024, Exercise Price: $4,300	44	589,820	19,833,704
TOTAL PURCHASED OPTIONS (Cost $2,266,945)		2,053,480

Total Investments (Cost $88,641,762) — 101.1%		97,632,542
Other Assets and Liabilities, net — (1.1)%		(1,098,290)
TOTAL NET ASSETS — 100.0%		$96,534,252

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $15,793,408.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Schedule of Written Options

August 31, 2023

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.2)%
WRITTEN PUT OPTIONS — (0.2)%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,460	43	$82,345	$19,382,938
Expiration: September 2023, Exercise Price: $4,460	43	75,250	19,382,938
TOTAL WRITTEN OPTIONS (Premiums Received $158,882)		$157,595

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Investments

August 31, 2023

	Shares	Value
INVESTMENT COMPANIES — 99.7%
Exchanged Traded Funds — 99.7%
iShares Core U.S. Aggregate Bond ETF (a)(b)	509,073	$49,278,267
TOTAL EXCHANGE TRADED FUNDS (Cost $58,343,388)		49,278,267

MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 5.25% (c)	172,084	172,084
TOTAL MONEY MARKET FUNDS (Cost $172,084)		172,084

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.1%
PURCHASED PUT OPTIONS — 0.1%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,400 (e)	22	$20,790	$9,916,852
Expiration: September 2023, Exercise Price: $4,400 (e)	22	17,930	9,916,852
TOTAL PURCHASED OPTIONS (Cost $41,890)		38,720

Total Investments (Cost $58,557,362) — 100.2%		49,489,071
Other Assets and Liabilities, net — (0.2)%		(84,109)
TOTAL NET ASSETS — 100.0%		$49,404,962

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $44,890,419.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Written Options

August 31, 2023

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.2)%
WRITTEN PUT OPTIONS — (0.2)%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,460	22	$42,130	$9,916,852
Expiration: September 2023, Exercise Price: $4,460	22	38,500	9,916,852
TOTAL WRITTEN OPTIONS (Premiums Received $81,288)		$80,630

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Investments

August 31, 2023

	Shares	Value
INVESTMENT COMPANIES — 99.8%
Exchange Traded Funds — 99.8%
Vanguard Short-Term Corporate Bond ETF (a)(b)	836,053	$63,372,818
TOTAL EXCHANGE TRADED FUNDS (Cost $67,498,234)		63,372,818

MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 5.25% (c)	200,094	200,094
TOTAL MONEY MARKET FUNDS (Cost $200,094)		200,094

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.1%
PURCHASED PUT OPTIONS — 0.1%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,400 (e)	28	$26,460	$12,621,448
Expiration: September 2023, Exercise Price: $4,400 (e)	28	22,820	12,621,448
TOTAL PURCHASED OPTIONS (Cost $53,314)		49,280

Total Investments (Cost $67,751,642) — 100.2%		63,622,192
Other Assets and Liabilities, net — (0.2)%		(100,352)
TOTAL NET ASSETS — 100.0%		$63,521,840

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $16,336,189.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Written Options

August 31, 2023

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.2)%
WRITTEN PUT OPTIONS — (0.2)%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,460	28	$53,620	$12,621,448
Expiration: September 2023, Exercise Price: $4,460	28	49,000	12,621,448
TOTAL WRITTEN OPTIONS (Premiums Received $103,458)		$102,620

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Investments

August 31, 2023

	Shares	Value
INVESTMENT COMPANIES — 99.8%
Exchange Traded Funds — 99.8%
iShares National Muni Bond ETF (a)(b)	138,654	$14,622,450
TOTAL EXCHANGE TRADED FUNDS (Cost $15,761,734)		14,622,450

MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 5.25% (c)	31,405	31,405
TOTAL MONEY MARKET FUNDS (Cost $31,405)		31,405

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.1%
PURCHASED PUT OPTIONS — 0.1%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,400 (e)	6	$5,670	$2,704,596
Expiration: September 2023, Exercise Price: $4,400 (e)	6	4,890	2,704,596
TOTAL PURCHASED OPTIONS (Cost $11,424)		10,560

Total Investments (Cost $15,804,563) — 100.1%		14,664,415
Other Assets and Liabilities, net — (0.1)%		(14,903)
TOTAL NET ASSETS — 100.0%		$14,649,512

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $8,330,496.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Written Options

August 31, 2023

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.2)%
WRITTEN PUT OPTIONS — (0.2)%
CBOE S&P 500 Index
Expiration: September 2023, Exercise Price: $4,460	6	$11,490	$2,704,596
Expiration: September 2023, Exercise Price: $4,460	6	10,500	2,704,596
TOTAL WRITTEN OPTIONS (Premiums Received $22,170)		$21,990

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

August 31, 2023

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Assets
Investments, at value(1)	$158,110,535	$7,733,190	$16,812,314	$97,632,542
Receivable for investment securities sold	139,926	6,084	13,449,492	86,442
Deposits at broker for options	57,387	—	12,982	—
Interest receivable	213	29	12	3,952
Total assets	158,308,061	7,739,303	30,274,800	97,722,936

Liabilities
Payable to Adviser	96,196	4,918	10,675	62,491
Written options, at value(2)	252,885	12,745	27,405	157,595
Payable to broker for options	—	2,534	—	911,259
Payable for investment securities purchased	90,878	3,952	13,466,632	55,359
Accrued broker commission expense	3,009	152	318	1,980
Total liabilities	442,968	24,301	13,505,030	1,188,684
Net Assets	$157,865,093	$7,715,002	$16,769,770	$96,534,252

Net Assets Consists of:
Paid-in capital	$157,834,961	$8,202,983	$17,840,108	$90,842,098
Total distributable earnings/(accumulated losses)	30,132	(487,981)	(1,070,338)	5,692,154
Net Assets	$157,865,093	$7,715,002	$16,769,770	$96,534,252

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,375,000	250,000	750,000	3,450,000
Net asset value, redemption price and offering price per share	$36.08	$30.86	$22.36	$27.98

(1) Cost of investments	$150,413,964	$7,961,516	$16,476,511	$88,641,762
(2) Premiums received	254,950	13,005	27,784	158,882

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

August 31, 2023

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Assets
Investments, at value(1)	$49,489,071	$63,622,192	$14,664,415
Receivable for investment securities sold	44,614	56,782	12,168
Receivable for Fund shares sold	—	—	542,610
Deposits at broker for options	11,057	21,827	11,053
Interest receivable	625	798	113
Total assets	49,545,367	63,701,599	15,230,359

Liabilities
Payable to Adviser	29,809	39,000	9,126
Written options, at value(2)	80,630	102,620	21,990
Payable for investment securities purchased	28,976	36,878	549,440
Accrued broker commission expense	990	1,261	291
Total liabilities	140,405	179,759	580,847
Net Assets	$49,404,962	$63,521,840	$14,649,512

Net Assets Consists of:
Paid-in capital	$61,518,824	$68,816,658	$16,055,850
Total distributable earnings/(accumulated losses)	(12,113,862)	(5,294,818)	(1,406,338)
Net Assets	$49,404,962	$63,521,840	$14,649,512

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,425,000	2,950,000	675,000
Net asset value, redemption price and offering price per share	$20.37	$21.53	$21.70

(1) Cost of investments	$58,557,362	$67,751,642	$15,804,563
(2) Premiums received	81,288	103,458	22,170

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Year Ended August 31, 2023

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Investment Income
Dividend income	$3,117,911	$118,701	$401,018	$1,078,078
Interest income	141,237	3,233	5,443	128,643
Total investment income	3,259,148	121,934	406,461	1,206,721

Expenses
Investment advisory fees	1,346,700	56,061	107,270	512,599
Interest expense	162,158	5,327	7,366	105,664
Total expenses	1,508,858	61,388	114,636	618,263
Net Investment Income	1,750,290	60,546	291,825	588,458

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	12,544,065	(55,396)	(1,143,884)	341,663
Purchased options	(8,577,395)	(373,004)	(726,116)	(7,735,378)
Written options	8,743,051	425,817	865,859	4,951,275
Net realized gain (loss)	12,709,721	(2,583)	(1,004,141)	(2,442,440)
Net change in unrealized appreciation/depreciation on:
Investments	6,354,919	315,571	2,138,176	11,484,647
Purchased options	(522,909)	(18,628)	(28,585)	(534,117)
Written options	1,690,847	59,515	89,034	1,287
Net change in unrealized appreciation/depreciation	7,522,857	356,458	2,198,625	10,951,817
Net realized and unrealized gain on investments	20,232,578	353,875	1,194,484	8,509,377
Net increase in net assets from operations	$21,982,868	$414,421	$1,486,309	$9,097,835

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Year Ended August 31, 2023

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Investment Income
Dividend income	$1,465,600	$1,548,304	$359,463
Interest income	35,979	30,258	5,849
Total investment income	1,501,579	1,578,562	365,312

Expenses
Investment advisory fees	378,630	429,955	106,520
Interest expense	46,328	33,028	8,027
Total expenses	424,958	462,983	114,547
Net Investment Income	1,076,621	1,115,579	250,765

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(3,275,965)	(354,553)	(34,771)
Purchased options	(2,590,990)	(2,951,673)	(706,103)
Written options	2,749,398	3,361,898	788,835
Net realized gain (loss)	(3,117,557)	55,672	47,961
Net change in unrealized appreciation/depreciation on:
Investments	721,204	128,119	27,339
Purchased options	(129,162)	(121,027)	(31,409)
Written options	415,447	386,000	101,087
Net change in unrealized appreciation/depreciation	1,007,489	393,092	97,017
Net realized and unrealized gain (loss) on investments	(2,110,068)	448,764	144,978
Net increase (decrease) in net assets from operations	$(1,033,447)	$1,564,343	$395,743

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2023	Year Ended August 31, 2022
From Operations
Net investment income	$1,750,290	$1,564,050
Net realized gain on investments, purchased options and written options	12,709,721	561,511
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	7,522,857	(42,168,043)
Net increase (decrease) in net assets resulting from operations	21,982,868	(40,042,482)

From Distributions
Distributable earnings	(1,750,290)	(4,899,550)
Return of capital	(4,973,271)	(4,561,257)
Total distributions	(6,723,561)	(9,460,807)

From Capital Share Transactions
Proceeds from shares sold	25,081,212	130,388,268
Cost of shares redeemed	(131,408,340)	(32,911,208)
Net increase (decrease) in net assets resulting from capital share transactions	(106,327,128)	97,477,060

Total Increase (Decrease) in Net Assets	(91,067,821)	47,973,771

Net Assets
Beginning of year	248,932,914	200,959,143
End of year	$157,865,093	$248,932,914

Changes in Shares Outstanding
Shares outstanding, beginning of year	7,725,000	5,125,000
Shares sold	775,000	3,550,000
Shares redeemed	(4,125,000)	(950,000)
Shares outstanding, end of year	4,375,000	7,725,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2023	Year Ended August 31, 2022
From Operations
Net investment income	$60,546	$55,182
Net realized loss on investments, purchased options and written options	(2,583)	(156,627)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	356,458	(1,284,981)
Net increase (decrease) in net assets resulting from operations	414,421	(1,386,426)

From Distributions
Distributable earnings	(56,417)	(128,647)
Return of capital	(208,142)	(169,944)
Total distributions	(264,559)	(298,591)

From Capital Share Transactions
Proceeds from shares sold	—	3,503,710
Cost of shares redeemed	—	(763,482)
Net increase in net assets resulting from capital share transactions	—	2,740,228

Total Increase in Net Assets	149,862	1,055,211

Net Assets
Beginning of year	7,565,140	6,509,929
End of year	$7,715,002	$7,565,140

Changes in Shares Outstanding
Shares outstanding, beginning of year	250,000	175,000
Shares sold	—	100,000
Shares redeemed	—	(25,000)
Shares outstanding, end of year	250,000	250,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2023	Year Ended August 31, 2022
From Operations
Net investment income	$291,825	$169,866
Net realized loss on investments, purchased options and written options	(1,004,141)	(419,271)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	2,198,625	(2,138,255)
Net increase (decrease) in net assets resulting from operations	1,486,309	(2,387,660)

From Distributions
Distributable earnings	(291,825)	(215,661)
Return of capital	(391,558)	(255,800)
Total distributions	(683,383)	(471,461)

From Capital Share Transactions
Proceeds from shares sold	5,472,520	8,701,030
Cost of shares redeemed	(551,547)	(1,755,685)
Net increase in net assets resulting from capital share transactions	4,920,973	6,945,345

Total Increase in Net Assets	5,723,899	4,086,224

Net Assets
Beginning of year	11,045,871	6,959,647
End of year	$16,769,770	$11,045,871

Changes in Shares Outstanding
Shares outstanding, beginning of year	525,000	250,000
Shares sold	250,000	350,000
Shares redeemed	(25,000)	(75,000)
Shares outstanding, end of year	750,000	525,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2023	Year Ended August 31, 2022
From Operations
Net investment income	$588,458	$109,562
Net realized loss on investments, purchased options and written options	(2,442,440)	(294,269)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	10,951,817	(2,873,272)
Net increase (decrease) in net assets resulting from operations	9,097,835	(3,057,979)

From Distributions
Distributable earnings	(448,363)	(83,054)
Total distributions	(448,363)	(83,054)

From Capital Share Transactions
Proceeds from shares sold	78,559,785	20,928,457
Cost of shares redeemed	(16,840,295)	(3,934,950)
Net increase in net assets resulting from capital share transactions	61,719,490	16,993,507

Total Increase in Net Assets	70,368,962	13,852,474

Net Assets
Beginning of year	26,165,290	12,312,816
End of year	$96,534,252	$26,165,290

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,025,000	425,000
Shares sold	3,075,000	750,000
Shares redeemed	(650,000)	(150,000)
Shares outstanding, end of year	3,450,000	1,025,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2023	Year Ended August 31, 2022
From Operations
Net investment income	$1,076,621	$1,282,211
Net realized loss on investments, purchased options and written options	(3,117,557)	(10,553,514)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	1,007,489	(11,318,059)
Net decrease in net assets resulting from operations	(1,033,447)	(20,589,362)

From Distributions
Distributable earnings	(1,076,621)	(3,776,862)
Return of capital	(1,397,413)	(2,233,575)
Total distributions	(2,474,034)	(6,010,437)

From Capital Share Transactions
Proceeds from shares sold	9,835,138	32,438,070
Cost of shares redeemed	(21,556,487)	(85,105,287)
Net decrease in net assets resulting from capital share transactions	(11,721,349)	(52,667,217)

Total Decrease in Net Assets	(15,228,830)	(79,267,016)

Net Assets
Beginning of year	64,633,792	143,900,808
End of year	$49,404,962	$64,633,792

Changes in Shares Outstanding
Shares outstanding, beginning of year	3,000,000	5,450,000
Shares sold	475,000	1,300,000
Shares redeemed	(1,050,000)	(3,750,000)
Shares outstanding, end of year	2,425,000	3,000,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2023	Year Ended August 31, 2022
From Operations
Net investment income	$1,115,579	$449,364
Net realized gain (loss) on investments, purchased options and written options	55,672	(1,394,909)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	393,092	(4,419,157)
Net increase (decrease) in net assets resulting from operations	1,564,343	(5,364,702)

From Distributions
Distributable earnings	(1,115,579)	(1,074,490)
Return of capital	(1,508,829)	(1,203,430)
Total distributions	(2,624,408)	(2,277,920)

From Capital Share Transactions
Proceeds from shares sold	12,363,260	25,602,308
Cost of shares redeemed	(5,896,882)	(2,216,510)
Net increase in net assets resulting from capital share transactions	6,466,378	23,385,798

Total Increase in Net Assets	5,406,313	15,743,176

Net Assets
Beginning of year	58,115,527	42,372,351
End of year	$63,521,840	$58,115,527

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,650,000	1,675,000
Shares sold	575,000	1,075,000
Shares redeemed	(275,000)	(100,000)
Shares outstanding, end of year	2,950,000	2,650,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2023	Year Ended August 31, 2022
From Operations
Net investment income	$250,765	$137,254
Net realized gain (loss) on investments, purchased options and written options	47,961	(331,079)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	97,017	(1,390,318)
Net increase (decrease) in net assets resulting from operations	395,743	(1,584,143)

From Distributions
Distributable earnings	(250,765)	(557,933)
Return of capital	(384,355)	(239,175)
Total distributions	(635,120)	(797,108)

From Capital Share Transactions
Proceeds from shares sold	4,848,670	6,753,353
Cost of shares redeemed	(4,881,588)	(658,205)
Net increase (decrease) in net assets resulting from capital share transactions	(32,918)	6,095,148

Total Increase (Decrease) in Net Assets	(272,295)	3,713,897

Net Assets
Beginning of year	14,921,807	11,207,910
End of year	$14,649,512	$14,921,807

Changes in Shares Outstanding
Shares outstanding, beginning of year	675,000	425,000
Shares sold	225,000	275,000
Shares redeemed	(225,000)	(25,000)
Shares outstanding, end of year	675,000	675,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:				Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	From Net investment income	From Net realized gains
Overlay Shares Large Cap Equity ETF
For the year 09/01/2022 - 08/31/2023	$32.22	0.32	4.73		5.05	(0.23)	—
For the year 09/01/2021 - 08/31/2022	$39.21	0.23	(5.74)		(5.51)	(0.30)	(0.57)
For the year 09/01/2020 - 08/31/2021	$30.08	0.22	10.16		10.38	(0.87)	(0.38)
For the period 09/30/2019(18) - 08/31/2020	$25.00	0.20	5.15		5.35	(0.23)	(0.04)
Overlay Shares Small Cap Equity ETF
For the year 09/01/2022 - 08/31/2023	$30.26	0.24	1.42		1.66	(0.23)	—
For the year 09/01/2021 - 08/31/2022	$37.20	0.25	(5.77)		(5.52)	(0.34)	(0.34)
For the year 09/01/2020 - 08/31/2021	$24.27	0.08	13.83		13.91	(0.89)	(0.09)
For the period 09/30/2019(18) - 08/31/2020	$25.00	0.19	(0.68	)(19)	(0.49)	(0.18)	(0.06)
Overlay Shares Foreign Equity ETF
For the year 09/01/2022 - 08/31/2023	$21.04	0.45	1.89		2.34	(0.48)	—
For the year 09/01/2021 - 08/31/2022	$27.84	0.44	(6.04)		(5.60)	(0.54)	(0.14)
For the year 09/01/2020 - 08/31/2021	$24.13	0.33	4.39		4.72	(1.01)	—
For the period 09/30/2019(18) - 08/31/2020	$25.00	0.73	(0.73	)(19)	0.00	(0.80)	(0.05)

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on theNYSE Arca Stock Exchange. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca Stock Exchange.

(6)	Not annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/ Supplemental Data
Less Distributions Paid:						Ratios to Average Net Assets of:(2)(3)
From Return of capital	Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(6)	Total return, at Market(5)(6)	Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(6)(7)

(0.96)	(1.19)	$36.08	16.19%	16.02%	$157,865	0.84	%(15)	0.98%	1%
(0.61)	(1.48)	$32.22	(14.53)%	(14.41)%	$248,933	0.77	%(10)	0.65%	5%
—	(1.25)	$39.21	35.36%	34.77%	$200,959	0.77	%(10)	0.66%	6%
—	(0.27)	$30.08	21.62%	22.22%	$97,768	0.76	%(9)	0.85%	4%

(0.83)	(1.06)	$30.86	5.75%	5.75%	$7,715	0.82	%(14)	0.81%	2%
(0.74)	(1.42)	$30.26	(15.30)%	(15.47)%	$7,565	0.78	%(11)	0.74%	5%
—	(0.98)	$37.20	58.12%	58.46%	$6,510	0.77	%(10)	0.25%	6%
—	(0.24)	$24.27	(1.93)%	(1.87)%	$3,034	0.76	%(9)	0.90%	6%

(0.54)	(1.02)	$22.36	11.35%	11.39%	$16,770	0.80	%(12)	2.04%	117%
(0.52)	(1.20)	$21.04	(20.64)%	(20.53)%	$11,046	0.78	%(11)	1.79%	8%
—	(1.01)	$27.84	19.82%	20.24%	$6,960	0.77	%(10)	1.28%	10%
(0.02)	(0.87)	$24.13	(0.03)%	(0.41)%	$4,223	0.76	%(9)	3.42%	8%

(8)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(9)	Includes interest expense of 0.01%.

(10)	Includes interest expense of 0.02%.

(11)	Includes interest expense of 0.03%.

(12)	Includes interest expense of 0.05%.

(13)	Includes interest expense of 0.06%.

(14)	Includes interest expense of 0.07%.

(15)	Includes interest expense of 0.09%.

(16)	Includes interest expense of 0.10%.

(17)	Includes interest expense of 0.15%.

(18)	Inception Date.

(19)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net aset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:				Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	From Net investment income	From Net realized gains	From Return of capital
Overlay Shares Hedged Large Cap Equity ETF
For the year 09/01/2022 - 08/31/2023	$25.53	0.23	2.42		2.65	(0.15)	(0.05)	—
For the year 09/01/2021 - 08/31/2022	$28.97	0.14	(3.46)		(3.32)	(0.12)	—	—
For the period 01/14/2021(18) - 08/31/2021	$25.00	0.04	3.93		3.97	—	—	—
Overlay Shares Core Bond ETF
For the year 09/01/2022 - 08/31/2023	$21.54	0.44	(0.59	)(19)	(0.15)	(0.42)	—	(0.60)
For the year 09/01/2021 - 08/31/2022	$26.40	0.26	(3.99)		(3.73)	(0.23)	(0.43)	(0.47)
For the year 09/01/2020 - 08/31/2021	$26.61	0.27	0.52		0.79	(0.83)	(0.17)	—
For the period 09/30/2019(18) - 08/31/2020	$25.00	0.35	1.92		2.27	(0.62)	(0.04)	—

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on theNYSE Arca Stock Exchange. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca Stock Exchange.

(6)	Not annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(8)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

The accompanying notes are an integral part of the financial statements.

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/ Supplemental Data
Less Distributions Paid:							Ratios to Average Net Assets of:(2)(3)
Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(6)		Total return, at Market(5)(6)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(6)(7)

(0.20)	$27.98	10.49%		10.32%		$96,534	0.90	%(17)	0.86%	5%
(0.12)	$25.53	(11.54)%		(11.47)%		$26,165	0.85	%(16)	0.51%	24%
—	$28.97	15.89	%(8)	16.05	%(8)	$12,313	0.81	%(13)	0.26%	13%

(1.02)	$20.37	(0.63)%		(0.56)%		$49,405	0.84	%(15)	2.13%	3%
(1.13)	$21.54	(14.56)%		(14.82)%		$64,634	0.77	%(10)	1.07%	6%
(1.00)	$26.40	3.13%		3.25%		$143,901	0.77	%(10)	1.03%	7%
(0.66)	$26.61	9.22%		9.38%		$113,744	0.76	%(9)	1.46%	5%

(9)	Includes interest expense of 0.01%.

(10)	Includes interest expense of 0.02%.

(11)	Includes interest expense of 0.03%.

(12)	Includes interest expense of 0.05%.

(13)	Includes interest expense of 0.06%.

(14)	Includes interest expense of 0.07%.

(15)	Includes interest expense of 0.09%.

(16)	Includes interest expense of 0.10%.

(17)	Includes interest expense of 0.15%.

(18)	Inception Date.

(19)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net aset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:				Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	From Net investment income	From Net realized gains	From Return of capital
Overlay Shares Short Term Bond ETF
For the year 09/01/2022 - 08/31/2023	$21.93	0.42	0.17		0.59	(0.44)	—	(0.55)
For the year 09/01/2021 - 08/31/2022	$25.30	0.20	(2.52)		(2.32)	(0.27)	(0.30)	(0.48)
For the period 01/14/2021(18) - 08/31/2021	$25.00	0.11	0.62		0.73	(0.43)	—	—
Overlay Shares Municipal Bond ETF
For the year 09/01/2022 - 08/31/2023	$22.11	0.39	0.18	(19)	0.57	(0.38)	—	(0.60)
For the year 09/01/2021 - 08/31/2022	$26.37	0.25	(3.03)		(2.78)	(0.29)	(0.80)	(0.39)
For the year 09/01/2020 - 08/31/2021	$25.80	0.31	1.28		1.59	(0.87)	(0.15)	—
For the period 09/30/2019(18) - 08/31/2020	$25.00	0.32	1.14		1.46	(0.61)	(0.05)	—

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on theNYSE Arca Stock Exchange. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca Stock Exchange.

(6)	Not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/ Supplemental Data
Less Distributions Paid:							Ratios to Average Net Assets of:(2)(3)
Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(6)		Total return, at Market(5)(6)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(6)(7)

(0.99)	$21.53	2.81%		2.77%		$63,522	0.81	%(13)	1.95%	3%
(1.05)	$21.93	(9.39)%		(9.41)%		$58,116	0.77	%(10)	0.85%	5%
(0.43)	$25.30	2.95	%(8)	2.96	%(8)	$42,372	0.77	%(10)	0.71%	3%

(0.98)	$21.70	2.67%		2.71%		$14,650	0.81	%(13)	1.77%	3%
(1.48)	$22.11	(11.02)%		(11.15)%		$14,922	0.77	%(10)	1.03%	5%
(1.02)	$26.37	6.32%		6.60%		$11,208	0.77	%(10)	1.19%	7%
(0.66)	$25.80	5.92%		5.71%		$29,020	0.76	%(9)	1.38%	4%

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(8)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(9)	Includes interest expense of 0.01%.

(10)	Includes interest expense of 0.02%.

(11)	Includes interest expense of 0.03%.

(12)	Includes interest expense of 0.05%.

(13)	Includes interest expense of 0.06%.

(14)	Includes interest expense of 0.07%.

(15)	Includes interest expense of 0.09%.

(16)	Includes interest expense of 0.10%.

(17)	Includes interest expense of 0.15%.

(18)	Inception Date.

(19)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net aset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023

1.	ORGANIZATION

Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Small Cap Equity ETF (“OVS”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Hedged Large Cap Equity ETF (“OVLH”), Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Short Term Bond ETF (“OVT”) and Overlay Shares Municipal Bond ETF (“OVM”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

Fund	Investment Objectives
OVL	U.S. large cap equity securities
OVS	U.S. small cap equity securities
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVLH	Hedged U.S. large cap equity securities
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVT	Short-term, investment grade, U.S. dollar-denominated, fixed-rate taxable bonds with dollar-weighted average maturity of no more than three years with a maximum maturity of five years
OVM	Investment grade municipal bonds and below investment grade municipal bonds

The Funds may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”).

The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund’s net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023 (Continued)

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Funds’ total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated Liquid Strategies, LLC, the Funds’ investment adviser, as the valuation designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at August 31, 2023, are as follows:

Overlay Shares Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$157,958,083	$—	$—	$157,958,083
Money Market Funds	31,012	—	—	31,012
Purchased Put Options	—	121,440	—	121,440
Total Investments - Assets	$157,989,095	$121,440	$—	$158,110,535
Other Financial Instruments - Liabilities:
Written Put Options	$—	$252,885	$—	$252,885

Overlay Shares Small Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$7,718,740	$—	$—	$7,718,740
Money Market Funds	8,355	—	—	8,355
Purchased Put Options	—	6,095	—	6,095
Total Investments - Assets	$7,727,095	$6,095	$—	$7,733,190
Other Financial Instruments - Liabilities:
Written Put Options	$—	$12,745	$—	$12,745

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023 (Continued)

Overlay Shares Foreign Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$16,797,394	$—	$—	$16,797,394
Money Market Funds	1,785	—	—	1,785
Purchased Put Options	—	13,135	—	13,135
Total Investments - Assets	$16,799,179	$13,135	$—	$16,812,314
Other Financial Instruments - Liabilities:
Written Put Options	$—	$27,405	$—	$27,405

Overlay Shares Hedged Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$94,754,241	$—	$—	$94,754,241
Money Market Funds	824,821	—	—	824,821
Purchased Put Options	—	2,053,480	—	2,053,480
Total Investments - Assets	$95,579,062	$2,053,480	$—	$97,632,542
Other Financial Instruments - Liabilities:
Written Put Options	$—	$157,595	$—	$157,595

Overlay Shares Core Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$49,278,267	$—	$—	$49,278,267
Money Market Funds	172,084	—	—	172,084
Purchased Put Options	—	38,720	—	38,720
Total Investments - Assets	$49,450,351	$38,720	$—	$49,489,071
Other Financial Instruments - Liabilities:
Written Put Options	$—	$80,630	$—	$80,630

Overlay Shares Short Term Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$63,372,817	$—	$—	$63,372,817
Money Market Funds	200,094	—	—	200,094
Purchased Put Options	—	49,280	—	49,280
Total Investments - Assets	$63,572,911	$49,280	$—	$63,622,191
Other Financial Instruments - Liabilities:
Written Put Options	$—	$102,620	$—	$102,620

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023 (Continued)

Overlay Shares Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$14,622,450	$—	$—	$14,622,450
Money Market Funds	31,405	—	—	31,405
Purchased Put Options	—	10,560	—	10,560
Total Investments - Assets	$14,653,855	$10,560	$—	$14,664,415
Other Financial Instruments - Liabilities:
Written Put Options	$—	$21,990	$—	$21,990

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds, except for OVLH, generally pay out dividends from net investment income, if any, quarterly. OVLH will distribute net investment income, if any, annually. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2023, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023 (Continued)

any unrecognized tax benefits. As of August 31, 2023, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2023. At August 31, 2023, the Funds’ most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When an index call option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When an index put option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of August 31, 2023, the Funds’ derivative instruments are not subject to a master netting arrangement.

Derivative Instruments

The average monthly value outstanding of purchased and written options during the year ended August 31, 2023, were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Purchased Put Options	$651,417	$23,731	$42,047	$1,961,020
Written Put Options	(1,333,910)	(47,713)	(85,333)	(242,031)

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023 (Continued)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Purchased Put Options	$176,836	$188,265	$46,030
Written Put Options	(362,798)	(383,984)	(94,692)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of August 31, 2023:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Overlay Shares Large Cap Equity ETF	Purchased Options	$121,440	$—
	Written Options	—	252,885
Overlay Shares Small Cap Equity ETF	Purchased Options	6,095	—
	Written Options	—	12,745
Overlay Shares Foreign Equity ETF	Purchased Options	13,135	—
	Written Options	—	27,405
Overlay Shares Hedged Large Cap Equity ETF	Purchased Options	2,053,480	—
	Written Options	—	157,595
Overlay Shares Core Bond ETF	Purchased Options	38,720	—
	Written Options	—	80,630
Overlay Shares Short Term Bond ETF	Purchased Options	49,280	—
	Written Options	—	102,620
Overlay Shares Municipal Bond ETF	Purchased Options	10,560	—
	Written Options	—	21,990

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended August 31, 2023:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
Overlay Shares Large Cap Equity ETF	Equity Risk Contracts	$(8,577,395)	$8,743,051	$(522,909)	$1,690,847
Overlay Shares Small Cap Equity ETF	Equity Risk Contracts	(373,004)	425,817	(18,628)	59,515
Overlay Shares Foreign Equity ETF	Equity Risk Contracts	(726,116)	865,859	(28,585)	89,034
Overlay Shares Hedged Large Cap Equity ETF	Equity Risk Contracts	(7,735,378)	4,951,275	(534,117)	1,287
Overlay Shares Core Bond ETF	Equity Risk Contracts	(2,590,990)	2,749,398	(129,162)	415,447
Overlay Shares Short Term Bond ETF	Equity Risk Contracts	(2,951,673)	3,361,898	(121,027)	386,000
Overlay Shares Municipal Bond ETF	Equity Risk Contracts	(706,103)	788,835	(31,409)	101,087

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023 (Continued)

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Liquid Strategies, LLC (“Liquid Strategies” or the “Adviser”). Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023 (Continued)

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Year Ended August 31, 2023
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Large Cap Equity ETF	$1,750,290	$—	$—	$4,973,271
Overlay Shares Small Cap Equity ETF	56,417	—	—	208,142
Overlay Shares Foreign Equity ETF	291,825	—	—	391,558
Overlay Shares Hedged Large Cap Equity ETF	334,829	—	113,534	—
Overlay Shares Core Bond ETF	1,076,621	—	—	1,397,413
Overlay Shares Short Term Bond ETF	1,115,579	—	—	1,508,829
Overlay Shares Municipal Bond ETF	4,538	246,227	—	384,355

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023 (Continued)

	Year Ended August 31, 2022
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Large Cap Equity ETF	$1,564,050	$—	$3,335,500	$4,561,257
Overlay Shares Small Cap Equity ETF	58,326	—	70,321	169,944
Overlay Shares Foreign Equity ETF	169,865	—	45,796	255,800
Overlay Shares Hedged Large Cap Equity ETF	83,054	—	—	—
Overlay Shares Core Bond ETF	1,282,210	—	2,494,652	2,233,575
Overlay Shares Short Term Bond ETF	486,699	—	587,791	1,203,430
Overlay Shares Municipal Bond ETF	525	136,729	420,679	239,175

(1)	Ordinary income includes short-term capital gains.

At August 31, 2023, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Federal Tax Cost of Investments	$152,119,830	$8,009,399	$16,458,219	$88,499,127	$58,725,797	$67,925,996	$15,839,484
Gross Tax Unrealized Appreciation	$7,760,300	$133,099	$350,712	$9,484,743	$24,802	$30,830	$1,182
Gross Tax Unrealized Depreciation	(2,022,480)	(422,053)	(24,022)	(508,922)	(9,342,158)	(4,437,254)	(1,198,241)
Net Tax Unrealized Appreciation (Depreciation)	5,737,820	(288,954)	326,690	8,975,821	(9,317,356)	(4,406,424)	(1,197,059)
Undistributed Ordinary Income	—	—	—	291,803	—	—	—
Undistributed Tax-Exempt Income	—	—	—	—	—	—	—
Undistributed Long-Term Gains	—	—	—	—	—	—	—
Other Accumulated Gain (Loss)	(5,707,688)	(199,027)	(1,397,028)	(3,575,470)	(2,796,506)	(888,394)	(209,279)
Total Distributable Earnings / (Accumulated Losses)	$30,132	$(487,981)	$(1,070,338)	$5,692,154	$(12,113,862)	$(5,294,818)	$(1,406,338)

*	Includes written option premiums.

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and Mark-to-Market of Section 1256 Contracts.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023 (Continued)

At August 31, 2023, the Funds’ most recent fiscal year end, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short- Term Capital Loss Carryover	Indefinite Long- Term Capital Loss Carryover	Post-October Losses
Overlay Shares Large Cap Equity ETF	$2,260,950	$3,446,743	$—
Overlay Shares Small Cap Equity ETF	112,120	86,907	—
Overlay Shares Foreign Equity ETF	172,942	1,224,085	—
Overlay Shares Hedged Large Cap Equity ETF	—	—	3,575,470
Overlay Shares Core Bond ETF	869,889	1,926,617	—
Overlay Shares Short Term Bond ETF	310,953	577,442	—
Overlay Shares Municipal Bond ETF	83,070	126,209	—

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The permanent differences primarily relate to redemptions in-kind. For the year ended August 31, 2023, the following table shows the reclassifications made:

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Overlay Shares Large Cap Equity ETF	$(12,088,265)	$12,088,265
Overlay Shares Small Cap Equity ETF	—	—
Overlay Shares Foreign Equity ETF	(45,884)	45,884
Overlay Shares Hedged Large Cap Equity ETF	(457,714)	457,714
Overlay Shares Core Bond ETF	2,963,823	(2,963,823)
Overlay Shares Short Term Bond ETF	114,650	(114,650)
Overlay Shares Municipal Bond ETF	34,640	(34,640)

6.	INVESTMENT TRANSACTIONS

During the year ended August 31, 2023, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Overlay Shares Large Cap Equity ETF	$14,108,243	$(99,870)
Overlay Shares Small Cap Equity ETF	—	—
Overlay Shares Foreign Equity ETF	79,384	—
Overlay Shares Hedged Large Cap Equity ETF	789,454	(189,973)
Overlay Shares Core Bond ETF	11,676	(2,663,452)
Overlay Shares Short Term Bond ETF	29,205	(104,419)
Overlay Shares Municipal Bond ETF	86,497	(45,772)

Overlay Shares ETFs

Notes to Financial Statements

August 31, 2023 (Continued)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended August 31, 2023, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Large Cap Equity ETF	$2,064,440	$7,190,704	$25,075,336	$130,127,802
Overlay Shares Small Cap Equity ETF	161,629	277,763	—	—
Overlay Shares Foreign Equity ETF	16,669,664	16,824,079	5,452,577	552,221
Overlay Shares Hedged Large Cap Equity ETF	19,777,534	3,315,198	56,425,431	14,149,798
Overlay Shares Core Bond ETF	1,294,041	2,969,205	9,819,472	21,031,656
Overlay Shares Short Term Bond ETF	1,595,549	2,619,123	12,321,161	5,883,202
Overlay Shares Municipal Bond ETF	398,358	668,957	4,834,221	4,871,841

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.

A complete description of principal risks is included in the Funds’ prospectuses under the heading ‘’Principal Investment Risks’’.

8.	OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9.	SUBSEQUENT EVENTS

On October 5, 2023, the following Funds paid a distribution to shareholders of record on October 4, 2023, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Overlay Shares Large Cap Equity ETF	$0.30	$1,292,030
Overlay Shares Small Cap Equity ETF	0.28	77,684
Overlay Shares Foreign Equity ETF	0.11	74,533
Overlay Shares Core Bond ETF	0.27	607,505
Overlay Shares Short Term Bond ETF	0.29	798,137
Overlay Shares Municipal Bond ETF	0.25	169,020

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Overlay Shares ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Overlay Shares ETFs and
Board of Trustees of Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Overlay Shares Large Cap Equity ETF, Overlay Shares Small Cap Equity ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Hedged Large Cap Equity ETF, Overlay Shares Core Bond ETF, Overlay Shares Short Term Bond ETF, and Overlay Shares Municipal Bond ETF (the “Funds”), each a series of Listed Funds Trust, as of August 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Overlay Shares Large Cap Equity ETF, Overlay Shares Small Cap Equity ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Core Bond ETF, and Overlay Shares Municipal Bond ETF	For the year ended August 31, 2023	For the years ended August 31, 2023 and 2022	For the years ended August 31, 2023, 2022 and 2021 and for the period from September 30, 2019 (commencement of operations) through August 31, 2020
Overlay Shares Hedged Large Cap Equity ETF and Overlay Shares Short Term Bond ETF	For the year ended August 31, 2023	For the years ended August 31, 2023 and 2022	For the years ended August 31, 2023 and 2022 and for the period from January 14, 2021 (commencement of operations) through August 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Overlay Shares ETFs

Report of Independent Registered Public Accounting Firm

(Continued)

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2023

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

August 31, 2023 (Unaudited)

At meetings held on May 31, 2023 (the “May Meeting”) and June 7, 2023 (the “June Meeting” and together with the May Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between Liquid Strategies, LLC (the “Adviser”) and the Trust, on behalf of the Overlay Shares Large Cap Equity ETF, Overlay Shares Small Cap Equity ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Hedged Large Cap Equity ETF, Overlay Shares Core Bond ETF, Overlay Shares Short Term Bond ETF and Overlay Shares Municipal Bond ETF (each, a “Fund” and together, the “Funds”).

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of a Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed a wide variety of information provided by, the Adviser.

In addition to the written materials provided to the Board in advance of the Meetings, during the June Meeting a representative from the Adviser provided the Board with an overview of its advisory business, including information about its investment personnel, financial resources, experience, investment processes, quality control and compliance program. The representative discussed the services provided to each Fund by the Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the Adviser’s presentation and the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement. The Board also considered the information about the Funds and the Adviser provided over the course of the prior year. The Board deliberated on the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangement and the Independent Trustees’ responsibilities relating thereto.

At the Meetings, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser from the relationship with the Funds, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the renewal of the Agreement.

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an actively-managed fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past and current reports from the Trust’s Chief Compliance Officer (“CCO”) regarding her review of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about each Fund, and information about the services to be provided by the Adviser.

Historical Performance. The Board next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended March 31, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

August 31, 2023 (Unaudited) (Continued)

Overlay Shares Large Cap Equity ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500 TR Index, for the one-year period, and outperformed the S&P 500 TR Index for each of the three-year and since inception periods. The S&P 500 TR Index provides an indication of the performance of the 500 leading large-cap U.S. companies covering approximately 80% of available market capitalization. The Board noted, however, that the Fund seeks to provide investors not only with exposure to the performance of U.S. large cap equity securities, but also seeks to generate income through short-term put options.

The Board noted that, for the one-year period ended March 31, 2023, the Fund underperformed the median return of its Peer Group and Category Peer Group, and outperformed the median return of its Peer Group and Category Peer Group for the three-year period. The Board also noted that the Fund was within the range of returns for the funds in the Selected Peer Group for the same one-year and three-year periods. The Board considered that the Adviser has not found a competitor with a similar investment strategy, and noted that the funds included in the Selected Peer Group were described by the Adviser as funds that either: i) invest in U.S. large cap equities that are actively managed or ii) seek to add incremental income above a passive benchmark.

Overlay Shares Small Cap Equity ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P SmallCap 600 TR Index, for the one-year period, and outperformed the S&P SmallCap 600 TR Index for each of the three-year and since inception periods. The S&P SmallCap 600 TR Index provides an indication of the performance of 600 small-sized U.S. companies reflecting the market segment’s distinctive risk and return characteristics. The Board noted, however, that the Fund seeks to provide investors not only with exposure to the performance of U.S. small-cap equity securities, but also seeks to generate income through short-term put options.

The Board noted that, for the one-year period ended March 31, 2023, the Fund underperformed the median return of its Peer Group and Category Peer Group, and outperformed the median return of its Peer Group and Category Peer Group for the three-year period. The Board also noted that the Fund was within the range of returns for the funds in the Selected Peer Group for the same one-year and three-year periods. The Board considered that the Adviser has not found a competitor with a similar investment strategy, and noted that the funds included in the Selected Peer Group were described by the Adviser as actively managed U.S. small cap equities funds.

Overlay Shares Foreign Equity ETF: The Board noted that the Fund underperformed its broad-based benchmark, the MSCI AC World Index ex USA Net, for each of the one-year, three-year and since inception periods. The MSCI AC World Index ex USA Net provides an indication of the performance of large and mid-cap equities from 23 developed markets countries and 24 emerging markets countries, which covers approximately 85% of the global equity opportunity outside the U.S. The Board noted, however, that the Fund seeks to provide investors not only with exposure to the performance of foreign equity securities, but also seeks to generate income through short-term put options.

The Board noted that, for each of the one-year and three-year periods ended March 31, 2023, the Fund underperformed the median return of its Peer Group and Category Peer Group. The Board also noted that the Fund underperformed the funds in the Selected Peer Group for the same one-year and three-year periods. The Board considered that the Adviser has not found a competitor with a similar investment strategy, and noted that the funds included in the Selected Peer Group were described by the Adviser as actively managed foreign equities funds.

Overlay Shares Hedged Large Cap Equity ETF: The Board noted that the Fund outperformed its broad-based benchmark, the S&P 500 TR Index, for the one-year period, and underperformed the S&P 500 TR Index the since inception period. The S&P 500 TR Index provides an indication of the performance of the 500 leading large-cap U.S. companies covering approximately 80% of available market capitalization. The Board noted, however, that the Fund seeks to provide investors not only with exposure to the performance of U.S. large-cap equity securities, but also i) seeks to generate income through short-term put options and ii) hedge against significant declines in the U.S. large-cap equities market.

The Board noted that, for the one-year period ended March 31, 2023, the Fund underperformed the median return of its Peer Group and Category Peer Group. The Board also noted that the Fund was within the range of returns for the funds in the Selected Peer Group for the same one-year period. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as actively managed funds designed to provide equity exposure while mitigating downside risk through hedging strategies.

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

August 31, 2023 (Unaudited) (Continued)

Overlay Shares Core Bond ETF: The Board noted that the Fund underperformed its broad-based benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period, and outperformed the Bloomberg US Aggregate Bond Index for each of the three-year and since inception periods. The Bloomberg US Aggregate Bond Index provides an indication of the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Board noted, however, that the Fund seeks to provide investors not only with exposure to the performance of U.S. bonds, but also seeks to generate income through short-term put options.

The Board noted that, for the one-year period ended March 31, 2023, the Fund underperformed the median return of its Peer Group and Category Peer Group, underperformed the median return of its Peer Group for the three-year period, and outperformed the median return of its Category Peer Group for the three-year period. The Board also noted that the Fund was within the range of returns for the funds in the Selected Peer Group for the same one-year and three-year periods. The Board considered that the Adviser has not found a competitor with a similar investment strategy, and noted that the funds included in the Selected Peer Group were described by the Adviser as actively managed aggregate bond funds.

Overlay Shares Short Term Bond ETF: The Board noted that the Fund underperformed its broad-based benchmark, the Bloomberg US Corporate 1-5 Years Index, for each of the one-year and since inception periods. The Bloomberg US Corporate 1-5 Years Index provides an indication of the performance of the investment grade, fixed-rate, taxable corporate bond market with maturities between 1-5 years. The Board noted, however, that the Fund seeks to provide investors not only with exposure to the performance of U.S. corporate bonds, but also seeks to generate income through short-term put options.

The Board noted that, for the one-year period ended March 31, 2023, the Fund underperformed the median returns of its Peer Group and Category Peer Group. The Board also noted that the Fund underperformed the funds in the Selected Peer Group for the same one-year period. The Board considered that the Adviser has not found a competitor with a similar investment strategy, and noted that the funds included in the Selected Peer Group were described by the Adviser as actively managed short-term bond funds.

Overlay Shares Municipal Bond ETF: The Board noted that the Fund underperformed its broad-based benchmark, the Bloomberg 1-15 Year Municipal Blend Index, for the one-year period and outperformed the Bloomberg 1-15 Year Municipal Blend Index for each of the three-year and since inception periods. The Bloomberg 1-15 Year Municipal Blend Index provides an indication of the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market with maturities between 1-15 years. The Board noted, however, that the Fund seeks to provide investors not only with exposure to the performance of U.S. fixed income securities, but also seeks to generate income through short-term put options.

The Board noted that, for the one-year period ended March 31, 2023, the Fund underperformed the median return of its Peer Group and Category Peer Group, and outperformed the median return of its Peer Group and Category Peer Group for the three-year period. The Board also noted that the Fund underperformed the funds in the Selected Peer Group for the same one-year period, and outperformed the Selected Peer Group for the same three-year period. The Board considered that the Adviser has not found a competitor with a similar investment strategy, and noted that the funds included in the Selected Peer Group were described by the Adviser as actively managed municipal bond funds.

Cost of Services Provided and Profitability. The Board reviewed the expense ratio for each Fund and compared the expense ratio to its respective Peer Group and Category Peer Group as shown in the Barrington Report, as well as its respective Selected Peer Group.

The Board took into consideration that the Adviser charges a “unitary fee,” meaning each Fund pays no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to the Funds.

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

August 31, 2023 (Unaudited) (Continued)

Overlay Shares Large Cap Equity ETF: The Board noted that the expense ratio for the Fund was generally equivalent to its unitary fee, plus minimal other expenses representing those expense items excepted from the unitary fee. The Board further noted that the expense ratio for the Fund was slightly lower than the average of its Peer Group and Category Peer Group. The Board also noted that the Fund’s expense ratio was within the range of the expense ratios for the Selected Peer Group.

Overlay Shares Small Cap Equity ETF: The Board noted that the expense ratio for the Fund was generally equivalent to its unitary fee, plus minimal other expenses representing those expense items excepted from the unitary fee. The Board further noted that the expense ratio for the Fund was higher than the average of its Peer Group and was lower than the average of its Category Peer Group. The Board also noted that the Fund’s expense ratio was within the range of the expense ratios for the Selected Peer Group.

Overlay Shares Foreign Equity ETF: The Board noted that the expense ratio for the Fund was generally equivalent to its unitary fee, plus minimal other expenses representing those expense items excepted from the unitary fee. The Board further noted that the expense ratio for the Fund was higher than the average of its Peer Group and was lower than the average of its Category Peer Group. The Board also noted that the Fund’s expense ratio was significantly higher than the funds in its Selected Peer Group.

Overlay Shares Hedged Large Cap Equity ETF: The Board noted that the expense ratio for the Fund was generally equivalent to its unitary fee, plus minimal other expenses representing those expense items excepted from the unitary fee. The Board further noted that the expense ratio for the Fund was higher than the average of each of its Peer Group and Category Peer Group. The Board also noted that the Fund’s expense ratio was within the range of the expense ratios for the Selected Peer Group.

Overlay Shares Core Bond ETF: The Board noted that the expense ratio for the Fund was generally equivalent to its unitary fee, plus minimal other expenses representing those expense items excepted from the unitary fee. The Board further noted that the expense ratio for the Fund was higher than the average of each of its Peer Group and Category Peer Group. The Board also noted that the Fund’s expense ratio was higher than the funds in its Selected Peer Group.

Overlay Shares Short-Term Bond ETF: The Board noted that the expense ratio for the Fund was generally equivalent to its unitary fee, plus minimal other expenses representing those expense items excepted from the unitary fee. The Board further noted that the expense ratio for the Fund was higher than the average of each of its Peer Group and Category Peer Group. The Board also noted that the Fund’s expense ratio was higher than the funds in its Selected Peer Group.

Overlay Shares Municipal Bond ETF: The Board noted that the expense ratio for the Fund was generally equivalent to its unitary fee, plus minimal other expenses representing those expense items excepted from the unitary fee. The Board further noted that the expense ratio for the Fund was higher than the average of each of its Peer Group and Category Peer Group. The Board also noted that the Fund’s expense ratio was significantly higher than the funds in its Selected Peer Group.

Economies of Scale. The Board noted that it is not yet evident that the Funds have reached the size at which they have begun to realize economies of scale, but acknowledged that breakpoints might be warranted if a Fund’s assets continue to grow. However, the Board further determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement, including the compensation payable under the Advisory Agreement, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (March 1, 2023 to August 31, 2023).

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Beginning Account Value 3/1/23	Ending Account Value 8/31/23	Annualized Expense Ratios	Expenses Paid During the Period(1)
Overlay Shares Large Cap Equity ETF
Actual	$ 1,000.00	$ 1,001.80	0.83%	$ 4.12
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.68	0.83%	$ 4.16
Overlay Shares Small Cap Equity ETF
Actual	$ 1,000.00	$ 1,053.60	0.84%	$ 4.28
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.63	0.84%	$ 4.21
Overlay Shares Foreign Equity ETF
Actual	$ 1,000.00	$ 1,042.00	0.83%	$ 4.20
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.68	0.83%	$ 4.16
Overlay Shares Hedged Large Cap Equity ETF
Actual	$ 1,000.00	$ 993.70	0.87%	$ 4.30
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.48	0.87%	$ 4.36
Overlay Shares Core Bond ETF
Actual	$ 1,000.00	$ 971.10	0.85%	$ 4.15
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.58	0.85%	$ 4.26
Overlay Shares Short Term Bond ETF
Actual	$ 1,000.00	$ 993.20	0.82%	$ 4.05
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.73	0.82%	$ 4.11
Overlay Shares Municipal Bond ETF
Actual	$ 1,000.00	$ 1,000.30	0.82%	$ 4.07
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.73	0.82%	$ 4.11

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Overlay Shares ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Overlay Shares ETFs

Board of Trustees and Officers

August 31, 2023 (Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers, and is available, without charge upon request by calling 1-866-704-6857, or by visiting the Funds’ website at www.overlayshares.com.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017	Chairman of Alerian, Inc. (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022); Senior Advisor, Nasdaq OMX Group (2015–2016); Executive Vice President, Nasdaq OMX Group (2013–2015)	55

Independent Trustee, SHP ETF Trust (since 2021) (2 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (1 portfolio); Independent Trustee, Horizons ETF Trust I (2015-2019)

Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015); Counsel, Dechert LLP (law firm) (2011–2013)	55	Independent Trustee, Series Portfolios Trust (since 2015) (10 portfolios)
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	55	Independent Trustee, Frontier Funds, Inc. (since 2020) (6 portfolios)
Interested Trustee
Paul R. Fearday, CPA* Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008)	55	None

*

This Trustee is considered an “Interested Trustee” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, d/b/a U.S. Bank Global Fund Services and U.S. Bank N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

Overlay Shares ETFs

Board of Trustees and Officers

August 31, 2023 (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Gregory Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006)
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
Kacie G. Briody Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021)
Kent Barnes Year of birth: 1968	Secretary	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2018); Chief Compliance Officer, Rafferty Asset Management, LLC (2016 to 2018); Vice President, U.S. Bancorp Fund Services, LLC (2007 to 2016)
Christi C. James Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022

Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021); Compliance & Legal Manager, CR Group LP (2017 to 2018).

Jay S. Fitton Year of birth: 1970	Assistant Secretary	Indefinite term, May 2023

Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019 to 2022); Partner, Practus (2018 to 2019); Counsel, Drinker Biddle & Rather LLP (2016-2018).

Overlay Shares ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-704-6857, or by visiting the Funds’ website at www.overlayshares.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-704-6857 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.overlayshares.com.

TAX INFORMATION

For the fiscal period ended August 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Overlay Large Cap Equity ETF	100.00%
Overlay Small Cap Equity	100.00%
Overlay Foreign Equity ETF	100.00%
Overlay Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Short Term Bond ETF	0.00%
Overlay Municipal Bond ETF	0.00%

Overlay Shares ETFs

Supplemental Information

(Unaudited) (Continued)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2023 was as follows:

Overlay Shares Large Cap Equity ETF	0.00%
Overlay Shares Small Cap Equity ETF	0.00%
Overlay Shares Foreign Equity ETF	0.00%
Overlay Shares Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Shares Short Term Bond ETF	0.00%
Overlay Shares Municipal Bond ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows (unaudited).

Overlay Large Cap Equity ETF	0.00%
Overlay Small Cap Equity	0.00%
Overlay Foreign Equity ETF	0.00%
Overlay Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Short Term Bond ETF	0.00%
Overlay Municipal Bond ETF	0.00%

For the fiscal year ended August 31, 2023, the Overlay Shares Foreign Equity ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Overlay Shares Foreign Equity ETF	$291,825	$6,330

Overlay Shares ETFs

Privacy Policy

August 31, 2023 (Unaudited)

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser:

Liquid Strategies, LLC
3550 Lenox Road, Suite 2550
Atlanta, GA 30326

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 08/31/2023	FYE 08/31/2022
Audit Fees	$87,500	$87,500
Audit-Related Fees	$0	N/A
Tax Fees	$21,000	$21,000
All Other Fees	$0	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 08/31/2023	FYE 08/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 08/31/2023	FYE 08/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	November 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	November 6, 2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	November 6, 2023

*	Print the name and title of each signing officer under his or her signature.